Supplementary Balance Sheet Information (Details) - Schedule of accounts payable and accruals other - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts payable and accruals other [Abstract]
Payroll and related expenses	$ 946	$ 801
Government institutions	453	370
Accrued vacation pay	87	101
Accrued expenses and sundry	779	636
Accounts payable and accruals - other	$ 2,265	$ 1,908